Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Azure Power Global Limited
Trading Symbol	AZRE
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	64,166,360
Amendment Flag	false
Entity Central Index Key	0001633438
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity File Number	001-37909
Entity Incorporation, State or Country Code	O4
Entity Address, Address Line One	8th Floor
Entity Address, Address Line Two	Tower A, DLF Infinity, Cyber City
Entity Address, Address Line Three	Phase II, Gurugram-122002
Entity Address, Postal Zip Code	Gurugram-122002
Entity Address, City or Town	Haryana
Entity Address, Country	IN
Title of 12(b) Security	Equity Shares, par value US$0.000625 per share
Security Exchange Name	NYSE
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	No
Document Accounting Standard	U.S. GAAP
Auditor Location	India
Auditor Name	ASA & Associates LLP
Auditor Firm ID	3083
Business Contact
Document Information Line Items
Entity Address, Address Line One	8th Floor
Entity Address, Address Line Two	Tower A, DLF Infinity, Cyber City
Entity Address, Address Line Three	Phase II, Gurugram-122002
Entity Address, Postal Zip Code	Gurugram-122002
Entity Address, City or Town	Haryana
Entity Address, Country	IN
Contact Personnel Name	Sunil Gupta
City Area Code	+91
Local Phone Number	124 4155755
Contact Personnel Email Address	sunil.gupta@azurepower.com